Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Listings [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42174
Entity Registrant Name	Icon Energy Corp
Entity Central Index Key	0001995574
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	c/o Pavimar Shipping Co.
Entity Address, Address Line Two	17th km National Road
Entity Address, Address Line Three	Athens-Lamia & Foinikos Str.
Entity Address, Postal Zip Code	14564
Entity Address, City or Town	Nea Kifissia Athens
Entity Address, Country	GR
Title of 12(b) Security	Common Shares, par value $0.001, including the Preferred Stock Purchase Rights
Trading Symbol	ICON
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Firm ID	1457
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Listings [Line Items]
Contact Personnel Name	Dennis Psachos
Entity Address, Address Line One	c/o Pavimar Shipping Co.
Entity Address, Address Line Two	17th km National Road
Entity Address, Address Line Three	Athens-Lamia & Foinikos Str.
Entity Address, Postal Zip Code	14564
Entity Address, City or Town	Nea Kifissia Athens
Entity Address, Country	GR
Country Region	30
City Area Code	211
Local Phone Number	88 81 300
Common Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	36,250
Series A Preferred Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	15,000
Series B Preferred Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,500,000